Schedule of Management Personel Compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff Costs
Wages and salaries			£ 656
Payments made to third parties			82
Social security contributions and similar taxes			72
Benefits in kind			2
Defined contribution pension cost			42
Termination benefits		30
Share-based payment	61	(472)	(58)
Total	£ 746	£ 54	£ 796